LOANS PAYABLE - Schedule of loans payable (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
LOANS PAYABLE
Beginning balance	€ 6,579		€ 2,916
Proceeds from loans payable	3,455		6,532
Interest expense	444		617
Interest paid	(579)		(454)
Repayment of principal	(6,139)
Repayment of promissory note	6,139
Effect of foreign currency exchange rate	(248)		(116)
Ending balance	3,512		6,579
Promissory note
LOANS PAYABLE
Beginning balance	6,579
Proceeds from loans payable			6,532
Interest expense	363		617
Interest paid	(512)		(454)
Repayment of principal	(6,139)
Repayment of promissory note | $		$ 7.0
Effect of foreign currency exchange rate	(291)		(116)
Ending balance			6,579
Bank Loan
LOANS PAYABLE
Proceeds from loans payable	3,455
Interest expense	81
Interest paid	(67)
Effect of foreign currency exchange rate	43
Ending balance	3,512
Revolving credit facility
LOANS PAYABLE
Interest expense	€ 81		€ 0